Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share (in shekels per share)	₪ 1	₪ 1
Common Stock, Shares Authorized	80,000,000	80,000,000
Common Stock, Shares, Issued	44,138,989	44,094,416
Common Stock, Shares, Outstanding	42,730,068	42,685,495
Treasury Stock, Shares	1,408,921	1,408,921